N-4	May 21, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	May 21, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

As of May 1, 2025, the underlying fund information related to the Current Expenses in the APPENDIX:

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section have been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
		1 yr	5 yr	10 yr
BlackRock Global Allocation V.I. Fund Class III; BlackRock Advisors, LLC	1.02%[1]	8.93%	5.72%	5.32%
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.99%	6.72%	1.90%	3.73%

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Variable Option [Line Items]
Prospectuses Available [Text Block]

As of May 1, 2025, the underlying fund information related to the Current Expenses in the APPENDIX:

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section have been deleted and replaced with the following:

Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
		1 yr	5 yr	10 yr
BlackRock Global Allocation V.I. Fund Class III; BlackRock Advisors, LLC	1.02%[1]	8.93%	5.72%	5.32%
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.99%	6.72%	1.90%	3.73%

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
BlackRock Global Allocation V.I. Fund Class III [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%	[1]
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	5.32%
Lord Abbett Bond Debenture Portfolio Class VC [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	3.73%

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.